Translation differences (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Translation differences
Reserve for translation differences, beginning of period	€ (1,754)	€ (1,090)	€ (467)
Translation differences, arisen from translating foreign activities	197	(664)	(623)
Reserve for translation differences, end of period	€ (1,557)	€ (1,754)	€ (1,090)